CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - RUB (₽) ₽ in Millions	Share capital	Share premium	Equity-settled employee benefits reserves	Accumulated losses	Total
Balance at beginning at Dec. 31, 2019		₽ 125		₽ (370)	₽ (245)
Profit/ (loss) and total comprehensive income/ (loss) for the year				(627)	(627)
Balance at ending at Dec. 31, 2020		125		(997)	(872)
Profit/ (loss) and total comprehensive income/ (loss) for the year				(2,857)	(2,857)
Effect arising from the share split	₽ 2				2
Issue of ordinary shares, net of transaction costs		7,489			7,489
Share-based payments			₽ 110		110
Balance at ending at Dec. 31, 2021	2	7,614	110	(3,854)	3,872
Profit/ (loss) and total comprehensive income/ (loss) for the year				480	480
Issue of ordinary shares, net of transaction costs		88	(88)
Share-based payments			657		657
Cancellation of the share-based payments by the employees			(31)	31
Balance at ending at Dec. 31, 2022	₽ 2	₽ 7,702	₽ 648	₽ (3,343)	₽ 5,009